Earnings Per Share - Weighted Average Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	448,852,735	450,473,207
Weighted-average number of vested DSUs	118,980	136,505
Basic	448,971,715	450,609,712
Effect of stock options and TRSUs	560,751	629,778
Diluted	449,532,466	451,239,490